Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Variable Insurance Trust

In planning and performing our audits of the financial statements of the funds listed in Appendix A (fifty-two of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of and for the year ended December 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2020.

This report is intended solely for the information and use of the Board of Trustees of John Hancock Variable Insurance Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2021

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Appendix A

Fund

500 Index Trust

Active Bond Trust

American Asset Allocation Trust

American Global Growth Trust

American Growth Trust

American Growth-Income Trust

American International Trust

Blue Chip Growth Trust

Capital Appreciation Trust

Capital Appreciation Value Trust

Core Bond Trust

Disciplined Value International Trust

Emerging Markets Value Trust

Equity Income Trust

Financial Industries Trust

Fundamental All Cap Core Trust

Fundamental Large Cap Value Trust

Global Trust

Health Sciences Trust

High Yield Trust

International Equity Index Trust

International Small Company Trust

Investment Quality Bond Trust

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Managed Volatility Aggressive Portfolio

Managed Volatility Balanced Portfolio

Managed Volatility Conservative Portfolio

Managed Volatility Growth Portfolio

Managed Volatility Moderate Portfolio

Mid Cap Index Trust

Mid Cap Stock Trust

Mid Value Trust

Money Market Trust

Opportunistic Fixed Income Trust

Real Estate Securities Trust

Science & Technology Trust

Select Bond Trust

Short Term Government Income Trust

Small Cap Index Trust

Small Cap Opportunities Trust

Small Cap Stock Trust

Small Cap Value Trust

Small Company Value Trust

Strategic Equity Allocation Trust

Strategic Income Opportunities Trust

Total Bond Market Trust

Total Stock Market Index Trust

Ultra Short Term Bond Trust